UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2007
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    May 4, 2007


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:      389


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/    SH/   PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Anadarko Petroleum Corp         COM              03251107         2       69700     SH           Sole            69700
ATP Oil & Gas Corp.             COM             00208J108        11      315639     SH           Sole           315639
Bill Barrett Corp               COM             06846N104         3      105600     SH           Sole           105600
Chesapeake Energy Corp          COM             165167107        14      462500     SH           Sole           462500
ConocoPhillips                  COM             20825C104         8      130889     SH           Sole           130889
Devon Energy Corp               COM             25179M103         4       64510     SH           Sole            64510
EOG Resources Inc               COM             26875P101        12      168900     SH           Sole           168900
Gastar Exploration, Ltd.        COM             367299104       274      121900     SH           Sole           121900
Hess Corporation                COM             42809H107        13      247300     SH           Sole           247300
Noble Energy Inc                COM             655044105         7      124000     SH           Sole           124000
Newfield Exploration            COM             651290108         8      204700     SH           Sole           204700
Occidental Petroleum Corp       COM             674599105        11      223150     SH           Sole           223150
St Mary Land & Exploration Co   COM             792228108         5      144700     SH           Sole           144700
Suncor Energy, Inc.             COM             867229106         5       76300     SH           Sole            76300
Swift Energy Co.                COM             870738101         8      206400     SH           Sole           206400
Petrobank Energy & Resources    COM             71645P106         4      237000     SH           Sole           237000